Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Guardforce AI Co., Limited (“Guardforce”, or the “Company” and where appropriate, the term “Company” also refers to the Company and its subsidiaries) is a company incorporated and domiciled in the Cayman Islands under the Cayman Islands Companies Act on April 20, 2018. The address of its registered office is Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman, KY1-1111, Cayman Islands. The business address was 96 Vibhavadi Rangsit Road, Talad Bangkhen, Laksi, Bangkok 10210, Thailand, which has changed to 10 Anson Road, #28-01 International Plaza, Singapore 079903 effective since November 2021. Before January 20, 2022, Guardforce was controlled by Mr. Tu Jingyi (“Mr. Tu”) through Guardforce AI Technology Limited (“AI Technology”). The Company ceased to be a “controlled company” under the rules of Nasdaq on January 20, 2022. The Company’s ordinary shares and warrants are listed under the symbol “GFAI” and “GFAIW”, respectively, on the Nasdaq Capital Market upon the completion of an initial public offering on September 28, 2021.

The principal activities of the Company include providing Secured Logistics solutions and developing AI&Robotics Solutions. The Company’s operations are based in Thailand (with the principal executive office located in Singapore since November 2021).

Guardforce AI Holding Limited (“AI Holdings”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on May 22, 2018. AI Holdings is a 100% owned subsidiary of Guardforce. AI Holdings is an investment holding company.

Guardforce AI Robots Limited (“AI Robots”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on May 22, 2018. AI Robots is a 100% owned subsidiary of Guardforce. AI Robots is an investment holding company.

Guardforce AI (Hongkong) Co., Limited (“AI Hong Kong”) was incorporated in Hong Kong under the Hong Kong Companies’ Ordinance (Chapter 622), on May 30, 2018. AI Hong Kong is a 100% owned subsidiary of Guardforce. Beginning March 2020, AI Hong Kong commenced AI&Robotics solution business of selling and leasing robots.

Southern Ambition Limited (“Southern Ambition”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on August 3, 2018. Southern Ambition is a 100% owned subsidiary of AI Robots. Southern Ambition is an investment holding company.

Horizon Dragon Limited (“Horizon Dragon”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on July 3, 2018. Horizon Dragon is a 100% owned subsidiary of AI Holdings. Horizon Dragon is an investment holding company.

Guardforce AI Group Co., Limited (“AI Thailand”) was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on September 21, 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand. The two individuals owned in aggregate 49,000 ordinary shares with a value of approximately $16,000. The cumulative preferred shares are entitled to dividends of USD$0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of December 31, 2021 is approximately $1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders. AI Thailand is the wholly controlled subsidiary. No dividends were declared during the years ended December 31, 2025, 2024 and 2023.

Guardforce Cash Solutions Security Thailand Co., Limited (“GF Cash (CIT)”) was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one preferred share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of association a shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders. GF Cash (CIT)’s head office is located at No. 96 Vibhavadi-Rangsit Road, Talad Bang Khen Sub-District, Laksi District, Bangkok, Thailand. Beginning March 2020, GF Cash (CIT) commenced AI&Robotics solution business of selling and leasing of robots. No dividends were declared during the years ended December 31, 2025, 2024 and 2023. 97% of shares in GF Cash (CIT) are owned by AI Thailand and Southern Ambition, which were previously held by Guardforce TH Group Co., Ltd and Guardforce 3 Limited, with the same majority shareholder.

The reorganization of Guardforce and its subsidiaries (collectively referred to as the “Company) was completed on December 31, 2018. Pursuant to the reorganization, Guardforce became the holding company of the companies, which were under the common control of the controlling shareholder before and after the reorganization. Accordingly, the Company’s financial statements have been prepared on a consolidated basis by applying the predecessor value method as if the reorganization had been completed at the beginning of the earliest reporting period. The Company engages principally in providing cash management and handling services located in Thailand.

On March 25, 2021, the Company acquired 51% majority stake in information security consultants Handshake Networking Ltd (“Handshake”), a Hong Kong-based company specializing in penetration testing and forensics analysis in Hong Kong and the Asia Pacific region since 2004. On February 6, 2024, the Company separated with Handshake. On February 6, 2024, the Company transferred 510 shares of Handshake back to its original shareholders in exchange for returning 1,091 restricted ordinary shares issued by the Company. The cancellation of the returned 1,091 shares was effective on March 4, 2024.

On November 1, 2021, the Company entered into a Transfer Agreement (the “Singapore Agreement”) to acquire 100% of the equity interests in Guardforce AI Singapore Pte. Ltd. (“AI Singapore”), a company incorporated in Singapore. Pursuant to the Agreement, AI Singapore became a wholly owned subsidiary of the Company. AI Singapore and Guardforce are ultimately controlled by Mr. Tu before and after the acquisition was completed. AI Singapore commenced robotic AI solution business of selling and leasing robots.

On November 18, 2021, the Company entered into a Transfer Agreement (the “Macau Agreement”) to acquire 100% of the equity interests in Macau GF Robotics Limited, a company incorporated in Macau (“AI Macau”). The consideration is approximately $3,205 (MOP 25,000). AI Macau commenced robotic AI solution business of selling and leasing robots. The acquisition was closed on February 9, 2022. AI Macau is a 100% owned subsidiary of AI Robotics.

On November 18, 2021, the Company entered into another Transfer Agreement (the “Malaysia Agreement”) to acquire 100% of the equity interests in GF Robotics Malaysia Sdn. Bhd., a company incorporated in Malaysia (“AI Malaysia”). The consideration is approximately $1 (RM 1). AI Malaysia commenced robotic AI solution business of selling and leasing robots. The acquisition was closed on January 20, 2022. AI Malaysia is a 100% owned subsidiary of AI Robotics.

GFAI Robotics Group Co., Limited (“AI Robotics”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on December 6, 2021. AI Robotics is a 100% owned subsidiary of Guardforce. AI Robotics is an investment holding company.

GFAI Robot Service (Hong Kong) Limited (“AI Robot Service”) was incorporated in Hong Kong under the Hong Kong Companies’ Ordinance (Chapter 622), on January 18, 2022. AI Robot Service is an investment holding company. AI Robot Service is a 100% owned subsidiary of AI Robotics.

Guardforce AI Robot Service (Shenzhen) Co., Limited (“AI Shenzhen”) was incorporated in the People’s Republic of China (“PRC”) on February 23, 2022. AI Shenzhen is an investment holding company. AI Shenzhen is a 100% owned subsidiary of AI Robot Service.

GFAI Robotics Services LLC (“AI US”) was incorporated in the State of Delaware on February 28, 2022. AI US commenced robotic AI solution business of selling and leasing robots. AI US is a 100% owned subsidiary of AI Robotics.

GFAI Robot Service (Australia) Pty Ltd. (“AI Australia”) was incorporated in Australia on February 28, 2022. AI Australia commenced robotic AI solution business of selling and leasing robots. AI Australia is a 100% owned subsidiary of AI Robot Service. On September 25, 2023, the Company deregistered AI Australia.

GFAI Robot & Smart Machines Trading LLC (“AI Dubai”) was incorporated in the United Arab Emirates (UAE) on March 13, 2022. AI Dubai commenced robotic AI solution business of selling and leasing robots. AI Dubai is a 100% owned subsidiary of AI Robot Service. On September 3, 2025, the Company deregistered AI Dubai.

GFAI Robotic and Innovation Solution (Thailand) Company Limited (“AI R&I”) was incorporated in Thailand on March 30, 2022. AI R&I commenced robotic AI solution business of selling and leasing robots. AI R&I is 98% owned by AI Thailand, 1% owned by Horizon Dragon and 1% owned by Southern Ambition.

GFAI Robot Service (UK) Limited (“AI UK”) was incorporated in the United Kingdom on April 29, 2022. AI UK commenced robotic AI solution business of selling and leasing robots. AI UK is a 100% owned subsidiary of AI Robot Service. On February 6, 2024, the Company deregistered AI UK.

GFAI Robot Service Limited (“AI Canada”) was incorporated in Canada on May 6, 2022. AI Canada commenced robotic AI solution business of selling and leasing robots. AI Canada is a 100% owned subsidiary of AI Robot Service. On January 5, 2024, the Company deregistered AI Canada.

Guardforce AI Robot (Jian) Co., Limited (“AI Jian”) was incorporated in the People’s Republic of China (“PRC”) on May 16, 2022. AI Jian is an investment holding company. AI Jian is a 100% owned subsidiary of AI Robot Service. On November 22, 2023, the Company deregistered AI Jian.

GFAI Robot Service GK (“AI Japan”) was incorporated in Japan on May 24, 2022. AI Japan commenced robotic AI solution business of selling and leasing robots. AI Japan is a 100% owned subsidiary of AI Hong Kong. On October 29, 2024, the Company deregistered AI Japan;

GFAI Robot Service Co., Ltd. (“AI Korea”) was incorporated in South Korea on June 17, 2022. AI Korea commenced robotic AI solution business of selling and leasing robots. AI Korea is a 100% owned subsidiary of AI Hong Kong.

On March 11, 2022, the Company entered into a Sale and Purchase Agreement (the “Kewei Agreement”) with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in Shenzhen Keweien Robot Service Co., Ltd. (“Shenzhen GFAI”) and Guangzhou Kewei Robot Technology Co., Ltd. (“Guangzhou GFAI”) from Shenzhen Kewei. Both acquirees are PRC-based companies. The acquisition serves an integral role in the growth of the Company’s robotic AI solution business as a service (RaaS) business initiative. The acquisition was closed on March 22, 2022. The acquisition purchase price of $10,000,000 was paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On March 14, 2022, the Company issued 2,142,852 restricted Ordinary Shares to the sellers’ designated parties. As a result of the 2023 share consolidation, the number of shares issued to Shenzhen Kewei became 53,571.

On May 24, 2022, the Company entered into a Sale and Purchase Agreement (the “Yeantec Agreement”) with Shenzhen Yeantec Co., Limited (“Yeantec”) to acquire 100% of the equity interests in Beijing Wanjia Security System Co., Ltd. (“Beijing Wanjia”) from Yeantec. Beijing Wanjia is a PRC-based company with more than 25 years of experience in providing integrated security solution, focusing on fire alarm security systems, and a well-established customer base among retail businesses. The acquisition serves the growth of the Company’s other security business. The acquisition was closed on June 22, 2022. The acquisition purchase price of $8,400,000 was paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On June 16, 2022, the Company issued 3,780,000 restricted Ordinary Shares to the sellers’ designated parties. As a result of the 2023 share consolidation, the number of shares issued to Shenzhen Kewei became 94,500. On December 25, 2025, due to the Company’s ongoing portfolio optimization and AI strategic repositioning efforts, we entered into an equity transfer agreement to dispose of our entire equity interest in Beijing Wanjia on January 9, 2026 (Note 25).

GFAI Robot Service (Vietnam) Co., Ltd (“AI Vietnam”) was incorporated in Vietnam on July 8, 2022. AI Vietnam is a dormant company and is a 100% owned subsidiary of AI Hong Kong. On March 22, 2023, the Company deregistered AI Vietnam.

On December 21, 2022, the Company entered into an asset purchase agreement (“Agreement”) with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to purchase certain of Shenzhen Kewei’s robot-related business assets in China. Under the terms of the Agreement, the Company acquired, and Yeantec transferred to the Company, select robotic equipment assets, Kewei’s client base, sales pipeline and related sales channels and staff, as well as provided the Company with rights to the permanent use of its patents. The purchase price for these assets was $2,100,000, which was fully paid in the form of 10,500,000 restricted ordinary shares of the Company based on a price of $0.20 per share. The Company completed the acquisition on February 15, 2023. As a result of the 2023 share consolidation, upon the completion of the acquisition on February 15, 2023, the Company issued 262,500 shares to Shenzhen Kewei.

GFAI Technology Limited (“GFAI Technology”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on December 7, 2023. GFAI Technology is a 100% owned subsidiary of Guardforce. GFAI Technology is an investment holding company.

InnoAI Technology (Shenzhen) Co., Ltd. (“InnoAI”) was incorporated in China on December 13, 2023. On May 13, 2024, the Company entered into a Share Transfer Agreement (the “InnoAI Agreement”) to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the AI Robot Service.

The following diagram illustrates the Company’s legal entity ownership structure as of December 31, 2025: